RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Impairments, Store Closure Costs and Severance Costs
Impairments, store closure costs and severance costs for 2016 were as follows:

(in thousands)	Year Ended December 31, 2016
Lease obligations and related costs	$626
Write-down and loss on disposal of fixed assets	772
Severance costs	1,226
Total restructuring costs	$2,624

Activity for the Restructuring Reserve
Activity for the restructuring reserve for the years ended December 31, 2018 and 2017 was as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Balance, beginning of period	$36	$532
Additions and adjustments	—	—
Payments and write-downs	(36)	(496)
Balance, end of period	$—	$36